Liquidity (Details) (USD $)	12 Months Ended									3 Months Ended									0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Eurodollar [Member]	Dec. 31, 2012 Third Amendment [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Aug. 02, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member] Eurodollar [Member]	Mar. 31, 2013 Subsequent Event [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending Semptember 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending September 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2015 and thereafter [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Third Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]
Liquidity Disclosures [Line Items]
Leverage ratio requirement	4.50				4.00						5.90	5.90	5.75	5.75	5.75	5.50	5.25	4.50
Total indebtedness	$ 130,900,000
Ratio of indebtedness to net capital	5.70
Credit Facility, amount outstanding limit								150,000,000																175,000,000	200,000,000
Equity contribution, to increase borrowings limit																								12,500,000
Description of variable rate basis				Eurodollar Rate															Eurodollar		base rate
Facility fee (percent)				1.00%					0.50%
Additional fees									0.125%
Payments on long-term debt	59,230,000	120,670,000	31,130,000																				12,500,000
Amount outstanding																								130,000,000
Remaining borrowing capacity																								45,000,000
Maximum outstanding borrowings under credit facility						250,000,000	150,000,000																	175,000,000
Basis spread on variable rate																			2.50%	4.75%	1.50%	3.75%
Partnership cancellation of subordinated units (percent)										20.00%
Quarterly dividend reduction										$ 400,000